Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 14, 2019	Mar. 31, 2019
Windsor Knutsen | Minimum
Subsequent Events
Period of suspension of time charter		10 months
Windsor Knutsen | Maximum
Subsequent Events
Period of suspension of time charter		12 months
Series A Preferred Unit
Subsequent Events
Cash distributions	$ 1.8
Common Units
Subsequent Events
Cash distributions paid in the period per unit	$ 0.52
Cash distributions	$ 18.0